Note 5 - Fair Value of Financial Instruments - Financial Instruments at Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure	$ 276,464	$ 3,345,928
Notes payable, net of debt discounts		0
Liabilities, Fair Value Disclosure	0	0
Fair Value, Net Asset (Liability)	276,464	3,345,928
Fair Value, Inputs, Level 1 [Member] | Related Party [Member]
Notes payable, net of debt discounts	0	0
Fair Value, Inputs, Level 1 [Member] | Nonrelated Party [Member]
Notes payable, net of debt discounts	0
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure	0	5,191,541
Notes payable, net of debt discounts		150,000
Liabilities, Fair Value Disclosure	3,896,158	1,525,787
Fair Value, Net Asset (Liability)	3,896,158	3,665,754
Fair Value, Inputs, Level 2 [Member] | Related Party [Member]
Notes payable, net of debt discounts	3,502,243	1,375,787
Fair Value, Inputs, Level 2 [Member] | Nonrelated Party [Member]
Notes payable, net of debt discounts	393,915
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure	276,464	3,345,928
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure	$ 0	0
Intangible Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure		0
Intangible Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure		304,244
Goodwill [Member] | Fair Value, Inputs, Level 1 [Member]
Assets, Fair Value Disclosure		0
Goodwill [Member] | Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure		$ 4,887,297